SHARE CAPITAL: - 2019 Public offering and 2018 Private Placement (Details) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended
	Feb. 14, 2019 USD ($) shares	Feb. 28, 2019 shares	Jun. 30, 2018 USD ($) $ / shares shares	Feb. 14, 2019 USD ($) shares	Sep. 30, 2020 shares	Dec. 31, 2019 USD ($) Vote	Dec. 31, 2018 USD ($)	Jun. 30, 2018 ₪ / shares	Jun. 30, 2018 $ / shares
Sale Of Stock [Line Items]
Number of votes per ordinary share | Vote						1
Number of ordinary shares represented by each ADS (in shares)		5			5
Threshold percentage for future share issuance price						42.86%
Finance expenses | $				$ 4,600		$ 4,619	$ 499
2019 Public offering
Sale Of Stock [Line Items]
Initial public offering cost | $	$ 30,500
Number of ADSs issued	2,652,174
Number of ordinary shares represented by each ADS (in shares)	5
Number of ordinary shares issued	8,262,800
Number of equivalent ADS for ordinary shares	1,652,560
Additional warrants exercisable	6,207,330			6,207,330
Number of equivalent ADS for warrants	1,241,466
2018 Private Placement
Sale Of Stock [Line Items]
Number of warrants issued			2,713,159
Number of ordinary shares issued			5,960,787
Proceeds from issuance of shares | $			$ 22,900
Percentage of ordinary shares issued and outstanding after completion of transaction			38.00%
Share price per share | $ / shares			$ 3.842
Percentage of additional share issued, to be acquired by warrants.			80.00%
Warrant exercise price | (per share)								₪ 16.20	$ 4.32
Warrants exercisable period							5 years
Threshold percentage for future share issuance price					42.86%